Income taxes - Rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Income before income taxes	$ (7,318)	$ (11,305)
Statutory tax rate	26.50%	26.50%
Tax at statutory rate	$ (1,939)	$ (2,996)
Foreign tax rate differential	71	175
Effect of permanent differences	1,164	922
Foreign exchange	(865)	0
Change in unrecognized deferred tax asset	1,905	2,508
Total tax expense (income)	$ 336	$ 609